Taxation - Summary of Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		€ 1,474	€ 1,336
Liabilities		(3,166)	(2,573)
Total		(1,692)	(1,237)	€ (748)
More than 1 year [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		1,230	1,030
Liabilities		(3,311)	(2,681)
Total		(2,081)	(1,651)
Pensions and similar obligations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		404	402
Liabilities		(324)	(130)
Total		80	272	404
Provisions and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		408	495
Liabilities		290	261
Total		698	756	821
Goodwill and intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		330	248
Liabilities		(3,064)	(2,344)
Total		(2,734)	(2,096)	(1,911)
Accelerated tax depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		(37)	(67)
Liabilities		(604)	(618)
Total		(641)	(685)	(679)
Tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		161	153
Liabilities		29	31
Total		190	184	130
Fair value gains [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		(1)	(14)
Liabilities		(51)	(36)
Total		(52)	(50)	155
Fair value losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		27
Liabilities		18	15
Total		45	15	22
Share-based payments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		26	31
Liabilities		120	125
Total		146	156	175
Lease liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		157	170
Liabilities		137	149
Total		294	319	428
Right of use asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		(128)	(142)
Liabilities		(116)	(127)
Total		(244)	(269)	(370)
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		127	60
Liabilities		399	101
Total	[1]	€ 526	€ 161	€ 77

[1]	The deferred tax - other includes the recognition of an asset of €345 million relating to the impact of the expected outcome of the Mutual Agreement Procedure which Unilever applied for following the conclusion of the UK tax audit for the tax years 2011-2018.